Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 1,125,226	$ 736,305	$ 27,465	$ 66,677	$ 140	$ 1,955,813
DZ-30—Oil/Natural Gas—Well, In-Kind [Member]
Total	206,829					206,829
BO-T—Oil/Natural Gas—Well [Member]
Total			4,607			4,607
BO-S—Oil/Natural Gas—Well [Member]
Total			451			451
CO-MAG (Caribbean Sea)—Oil/Natural Gas—Well [Member]
Total			1,705			1,705
OM-DA—Oil/Natural Gas—Well, In-Kind [Member]
Total	9,580					9,580
OM-DA—Oil/Natural Gas—Well [Member]
Total			1,150			1,150
OM-MA—Oil/Natural Gas—Well [Member]
Total			1,817			1,817
OM-WU—Oil/Natural Gas—Well, In-Kind [Member]
Total	70,860					70,860
OM-WU—Oil/Natural Gas—Well [Member]
Total			1,250			1,250
OM-ZA—Oil/Natural Gas—Well, In-Kind [Member]
Total	251,517					251,517
OM-ZA—Oil/Natural Gas—Well [Member]
Total			900	3,000		3,900
OM-ZA—Oil/Natural Gas—Well, OMR [Member]
Total					$ 140	140
PE-LIM—Oil/Natural Gas—Well [Member]
Total			150			150
QA-KH—Oil/Natural Gas—Well [Member]
Total	78,264					78,264
AE-AZ—Natural Gas—Well [Member]
Total			1,700			1,700
AE-AZ—Oil/Natural Gas—Well [Member]
Total	2,457					2,457
DZ-30—Oil/Natural Gas—Well [Member]
Total	$ 242					242
US-CO—Oil/Natural Gas—Well [Member]
Total		5,024	2			5,026
US-LA (Gulf of America)—Oil/Natural Gas—Well [Member]
Total		286,376	13,571	$ 63,677		363,624
US-NM—Oil/Natural Gas—Well [Member]
Total		406,008	96			406,104
US-TX—Oil/Natural Gas—Well [Member]
Total		598				598
US-WY—Oil/Natural Gas—Well [Member]
Total		$ 38,299	$ 66			$ 38,365